Long-Term Debt - Other - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($) term_loan credit_facility	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) term_loan credit_facility	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	4.11%		4.11%		3.34%
Foreign exchange gains (losses)	$ 8,443	$ (15,825)	$ 7,170	$ (19,393)
Aggregate annual long-term debt principal repayments, remainder of 2018	309,100		309,100
Line of credit facility, borrowing capacity, reduction in year two	131,500		131,500
Line of credit facility, borrowing capacity, reduction in year three	400,500		400,500
Line of credit facility, borrowing capacity, reduction in year four	405,500		405,500
Line of credit facility, borrowing capacity, reduction in year five	76,700		76,700
Aggregate annual long-term debt principal repayments, thereafter	$ 421,300		$ 421,300
Number of loan facilities | term_loan	8		8
Long-term debt	$ 1,727,755		$ 1,727,755		$ 1,797,992
Minimum
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Minimum | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	126.00%		126.00%
Maximum
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Maximum | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	183.00%		183.00%
Long-term Debt | LIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Long-term Debt | LIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios
Debt Instrument [Line Items]
Number of loan facilities | credit_facility	4		4
Long-term debt	$ 238,800		$ 238,800
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios | Minimum
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	110.00%		110.00%
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios | Maximum
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	135.00%		135.00%